Consolidated Statement of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Cash flows from operating activities:
Net income attributable to Phoenix New Media Limited	$ 16,283	102,475	74,083	287
Adjustments to reconcile net income to net cash (used in)/provided by operating activities:
Share-based compensation cost	10,501	66,092	16,561	10,240
Allowance of provision for doubtful debts	1,894	11,926	1,049	248
Depreciation and amortization expense	1,953	12,292	8,117	6,138
Deferred income tax	(1,798)	(11,318)	1,572	(15)
Loss on disposal of property and equipment		2	50
Expense allocated from Phoenix TV Group				187
Foreign exchange gain	(3,073)	(19,343)	(313)	(22)
Changes in operating assets and liabilities:
Accounts receivable	(21,764)	(136,980)	(42,774)	(13,674)
Prepayments and other current assets	(4,244)	(26,713)	(12,562)	(1,081)
Amounts due from related parties	(7,611)	(47,901)	(7,791)	3,186
Note receivable	183	1,150	596	(14)
Other non-current assets	(1,532)	(9,645)	1,981	(2,796)
Accounts payable	10,613	66,795	31,469	4,745
Advances from customers	(94)	(590)	2,842	3,223
Salary and welfare payable	3,028	19,055	15,947	257
Taxes payable	4,107	25,852	7,931	453
Amounts due to related parties	(3,472)	(21,843)	(17,975)	(21,129)
Accrued expenses and other current liabilities	4,975	31,310	2,983	693
Long-term liabilities	321	2,021	1,910	447
Net cash (used in)/provided by operating activities	10,270	64,637	85,676	(8,627)
Cash flows from investing activities:
Purchase of property and equipment and intangible assets	(5,319)	(33,477)	(18,059)	(6,555)
Placement of term deposits	(247,859)	(1,560,002)
Maturity of term deposit	123,291	775,979
Cash received from liquidation of PHOENIXi	2,272	14,300
Net cash used in investing activities	(127,615)	(803,200)	(18,059)	(6,555)
Cash flows from financing activities:
Proceeds from issuance of Series A convertible redeemable preferred shares, net of issuance cost				169,645
Proceeds from issuance of ordinary shares upon IPO	141,899	893,098
Proceeds from exercise of stock options	29	183	9,997	440
Repayment to VIEs' legal shareholders			(7,920)
Payment of IPO related expenses	(4,783)	(30,101)	(1,457)
Net cash provided by financing activities	137,145	863,180	620	170,085
Effect of exchange rate changes on cash and cash equivalents	(2,324)	(14,624)	(4,150)	184
Net increase in cash and cash equivalents	17,476	109,993	64,087	155,087
Cash and cash equivalents at the beginning of the period	45,627	287,173	223,086	67,999
Cash and cash equivalents at the end of the period	63,103	397,166	287,173	223,086
Supplemental disclosures of cash flow information:
Cash paid during the period for income taxes	2,148	13,518	3,830	1,739
Supplemental disclosure of non-cash investing and financing activities:
Conversion of Series A convertible redeemable preferred shares into ordinary shares	184,910	1,163,806
Short-term loan waived by Phoenix TV Group	2,478	15,596
Issuance of ordinary shares upon issuance of restricted shares and vesting of restricted share units	$ 209	1,314